Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financials Portfolio	Apr. 30, 2025
VIP Financials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	32.74%
Past 5 years	13.30%
Past 10 years	11.31%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXZ92
Average Annual Return:
Past 1 year	30.21%
Past 5 years	11.96%
Past 10 years	11.40%